BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Controlling Company (Details)		12 Months Ended
	Nov. 30, 2017	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Related party balances and transactions
Par value (in argentine peso per share)		$ 1	$ 10,000	$ 10,000
Sofora
Related party balances and transactions
Par value (in argentine peso per share)		$ 1
Number of votes per share | Vote		1
Telecom Argentina | Cablevision Holding S.A.
Related party balances and transactions
Ownership percentage by parent		38.81%
Telecom Argentina | Nortel
Related party balances and transactions
Ownership percentage by parent	54.74%
Ownership percentage after treasury shares acquisition	55.60%
Telecom Argentina | Nortel | Class A Preferred shares
Related party balances and transactions
Ownership percentage by parent	51.00%
Telecom Argentina | Nortel | Class B Preferred shares
Related party balances and transactions
Ownership percentage by parent	3.74%
Equity interest in preferred shares (as a percent)	7.64%
Nortel | Sofora
Related party balances and transactions
Ownership percentage by parent	78.38%
Sofora | Fintech Telecom | Class A Preferred shares
Related party balances and transactions
Ownership percentage by parent		31.53%
Sofora | Fintech Telecom | Class B Preferred shares
Related party balances and transactions
Ownership percentage by parent		8.62%
Number of shares held in investment company | shares		186,999,612